DERIVATIVE INSTRUMENTS - Cash flow hedging relationship on Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Comprehensive income from derivatives before reclassifications	$ 401	$ 1,833
Loss reclassified from accumulated other comprehensive income (loss) (effective portion)	$ 1,602	57
Operating expense (income) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Operating expenses (income)
Loss reclassified from accumulated other comprehensive income (loss) (effective portion)	$ (1,602)	(57)
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Other comprehensive income (loss)
Comprehensive income from derivatives before reclassifications	$ 401	$ 1,833